Investments Accounted for Using the Equity Method - Summary Financial Information on Principal Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Dec. 31, 2016
Disclosure of associates [line items]
Total current assets	¥ 529,866	¥ 535,116
Total assets	1,629,240	1,535,910
Total non-current assets	1,099,374	1,000,794
Total liabilities	521,951	480,101
Total current liabilities	462,067	474,398
Total non-current liabilities	59,884	5,703
Total equity	1,107,289	1,055,809			¥ 982,138
Total equity attributable to equity shareholders	1,103,773	1,052,405
Interest in associates	154,004	144,059		¥ 142,843
Revenue	745,917	736,819	¥ 740,514
Profit before taxation	142,133	153,895	148,137
Profit attributable to ordinary equity shareholders	106,641	117,781	114,279
Other comprehensive income/(loss) attributable to ordinary equity shareholders	1,050	2,240	(1,778)
Total comprehensive income attributable to ordinary equity shareholders	107,841	120,191	112,636
SPD Bank [member]
Disclosure of associates [line items]
Total assets	7,005,929	6,289,606
Total liabilities	6,444,878	5,811,226
Total equity	561,051	478,380
Total equity attributable to equity shareholders	¥ 493,945	¥ 441,642
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 89,774	¥ 80,291
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,084	6,660
Interest in associates	95,858	86,951
Revenue	190,688	170,865	168,619
Profit before taxation	69,817	65,284	69,828
Profit attributable to ordinary equity shareholders	57,186	54,189	52,533
Other comprehensive income/(loss) attributable to ordinary equity shareholders	2,608	6,979	(5,568)
Total comprehensive income attributable to ordinary equity shareholders	59,794	61,168	46,965
Dividends received from associates	1,867	533	821
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Total current assets	40,995	31,799
Total non-current assets	297,072	283,565
Total current liabilities	128,364	114,759
Total non-current liabilities	27,142	20,103
Total equity	182,561	180,502
Total equity attributable to equity shareholders	¥ 182,559	¥ 180,502
Percentage of ownership of the Group	28.00%	28.00%
Total equity attributable to the Group	¥ 51,281	¥ 50,414
The impact of fair value adjustments at the time of acquisition, goodwill and others	0
Elimination of unrealized profits resulting from the transfer of Tower Assets and its realization	(2,543)	(3,115)
Interest in associates	48,738	47,299
Revenue	76,428	71,819	68,665
Profit before taxation	6,837	3,475	2,685
Profit attributable to ordinary equity shareholders	5,222	2,650	1,943
Other comprehensive income/(loss) attributable to ordinary equity shareholders	0
Total comprehensive income attributable to ordinary equity shareholders	5,222	2,650	1,943
Dividends received from associates	111
IFLYTEK Co., Ltd. ("IFLYTEK") [member]
Disclosure of associates [line items]
Total current assets	11,430	7,762
Total non-current assets	8,671	7,540
Total current liabilities	6,866	5,813
Total non-current liabilities	1,500	1,278
Total equity	11,735	8,211
Total equity attributable to equity shareholders	¥ 11,418	¥ 7,971
Percentage of ownership of the Group	13.00%	13.00%
Total equity attributable to the Group	¥ 1,465	¥ 1,075
The impact of fair value adjustments at the time of acquisition, goodwill and others	810	812
Elimination of unrealized profits resulting from the transfer of Tower Assets and its realization	0
Interest in associates	2,275	1,887
Revenue	10,079	7,917	5,458
Profit before taxation	995	659	584
Profit attributable to ordinary equity shareholders	819	542	428
Other comprehensive income/(loss) attributable to ordinary equity shareholders	0	1
Total comprehensive income attributable to ordinary equity shareholders	819	543	428
Dividends received from associates	27	18	18
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Total current assets	31,298	26,309
Total non-current assets	90,680	78,251
Total current liabilities	35,186	43,097
Total non-current liabilities	57,457	33,215
Total equity	29,335	28,248
Total equity attributable to equity shareholders	¥ 29,184	¥ 28,123
Percentage of ownership of the Group	18.00%	18.00%
Total equity attributable to the Group	¥ 5,253	¥ 5,062
The impact of fair value adjustments at the time of acquisition, goodwill and others	1,834	2,851
Elimination of unrealized profits resulting from the transfer of Tower Assets and its realization	0
Interest in associates	7,087	7,913
Revenue	31,423	33,214	28,262
Profit before taxation	1,727	2,662	726
Profit attributable to ordinary equity shareholders	1,256	1,444	465
Other comprehensive income/(loss) attributable to ordinary equity shareholders	(186)	(46)	32
Total comprehensive income attributable to ordinary equity shareholders	1,070	1,398	¥ 497
Dividends received from associates	¥ 117	¥ 39